REVENUES AND SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
REVENUES AND SEGMENT INFORMATION

12. REVENUES AND SEGMENT INFORMATION

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company’s CODM has been identified as the Company’s Chief Executive Officer, who uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s CODM for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the CODM, reviews operation results by the revenue of different products. Based on management’s assessment, the Company has determined that it has four operating segments as defined by ASC 280 as follows:

1.	Sale of sugar
2.	Sale of rice
3.	Sale of oil and fat products
4.	Sale of others

	December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Sale of sugar	116,443	86,599	127,676
Sale of rice	26,440	18,680	34,080
Sale of oils and fats products	47,623	26,642	22,421
Sale of others	218	448	40
	190,724	132,369	184,217

Information regarding the results of each reportable segment is included below. Performance is measured based on segment revenue and gross profit/(loss), as included in the internal management reports that are reviewed by the Company’s CODM. Both segment revenue and gross profit/(loss) are used to measure performance as management believes that such information is the most relevant in evaluating the level of activities and results of these segments.

The following table presents summary information by product type for the years ended December 31, 2023, 2024 and 2025, respectively:

	For the year ended December 31, 2023
	Sale of sugar	Sale of rice	Sale of oil and fat products	Sale of others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue	116,443	26,440	47,623	218	190,724
Gross Profit	3,333	1,115	2,558	23	7,029

	For the year ended December 31, 2024
	Sale of sugar	Sale of rice	Sale of oil and fat products	Sale of others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue	86,599	18,680	26,642	448	132,369
Gross Profit	1,209	98	969	49	2,325

	For the year ended December 31, 2025
	Sale of sugar	Sale of rice	Sale of oil and fat products	Sale of others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue	127,676	34,080	22,421	40	184,217
Gross Profit/(Loss)	916	1,423	549	(20)	2,868

The following table presents summary information by geographic region for the fiscal years ended December 31, 2023, 2024 and 2025, respectively.

	For the year ended December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Africa	80,637	68,448	110,478
China	17,731	11,957	37,118
Indonesia	22,502	12,672	2
Vietnam	9,109	6,999	1,060
Philippines	19,372	2,850	2,832
Thailand	13,119	12,989	7,662
Singapore	18,889	10,105	10,259
Other countries	9,365	6,349	14,806
Total	190,724	132,369	184,217

In the following table, revenue is disaggregated by the timing of revenue recognition.

	For the year ended December 31, 2023
	Sale of sugar	Sale of rice	Sale of oil and fat products	Sale of others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Timing of revenue recognition:
Point in time	116,443	26,440	47,623	218	190,724

	For the year ended December 31, 2024
	Sale of sugar	Sale of rice	Sale of oil and fat products	Sale of others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Timing of revenue recognition:
Point in time	86,599	18,680	26,642	448	132,369

	For the year ended December 31, 2025
	Sale of sugar	Sale of rice	Sale of oil and fat products	Sale of others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Timing of revenue recognition:
Point in time	127,676	34,080	22,421	40	184,217

All assets and operations of the Company are located in Singapore, and accordingly, no segmental analysis of segment assets is presented.